Financial instruments, Disclosure of financial assets and liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets at amortized cost [Abstract]
Financial assets	£ 1,078	£ 951
Financial assets, at fair value	1,078	951
Financial liabilities at amortized cost [Abstract]
Financial liabilities	40,979	37,226
Financial liabilities, at fair value	40,801	37,226
Non-current Financial Assets and Other Receivables [Member]
Financial assets at amortized cost [Abstract]
Financial assets	1,078	951
Financial assets, at fair value	1,078	951
Non-current Accruals [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	1,479	0
Financial liabilities, at fair value	1,479	0
Interest Bearing Loans and Borrowings [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	39,500	37,226
Financial liabilities, at fair value	£ 39,322	£ 37,226